Issued accounting pronouncements - Summary of Accounting Standards Update and Change in Accounting Principle (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance	¥ 650,849		¥ 440,855	¥ 307,201	¥ 309,902
Off-balance sheet, credit loss, liability			46,000
Corporate
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance	562,470		413,026	277,955	275,825
Retail
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance	¥ 88,379		27,829	¥ 29,246	¥ 34,077
Cumulative effect of change in accounting principles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance			155,755
Off-balance sheet, credit loss, liability		¥ 20,000
Cumulative effect of change in accounting principles | Corporate
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance		78,000	77,514
Cumulative effect of change in accounting principles | Retail
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance		78,000	78,241
Cumulative effect, period of adoption, adjusted balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance			596,610
Off-balance sheet, credit loss, liability		66,000
Cumulative effect, period of adoption, adjusted balance | Corporate
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance		491,000	490,540
Cumulative effect, period of adoption, adjusted balance | Retail
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loans and leases receivable, allowance		¥ 106,000	¥ 106,070